QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Balance Sheet (Parenthetical) (Details) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 02, 2021
Common shares, par value (per share)			$ 0.0001
Preferred stock, par value (per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0		0	0	0	0	0
Preferred stock, shares outstanding	0		0	0	0	0	0
Common Class A [Member]
Common shares, par value (per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common shares, shares outstanding	1,277,234		1,277,234	1,277,234	1,277,234	1,277,234	1,277,234
Temporary equity, shares outstanding	28,744,342		28,744,342	28,750,000	28,750,000	28,750,000	28,750,000
Temporary equity, redemption price per share	$ 10.57		$ 10.4	$ 10.34	$ 10.2	$ 10.2	$ 10.2
Common Class B [Member]
Common shares, par value (per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000		10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common shares, shares issued	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500		7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Class A Common Stock Subject to Redemption
Temporary equity, par value (per share)	$ 0.0001		$ 0.0001	$ 0.001	$ 0.001	$ 0.001	$ 0.0001
Temporary equity, shares authorized	200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Temporary equity, shares outstanding	28,744,342		28,744,342	28,750,000	28,750,000	28,750,000	28,750,000
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	1,277,234		1,277,234	1,277,234	1,277,234	1,277,234	1,277,234
Common shares, shares outstanding	1,277,234		1,277,234				1,277,234